ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2020
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ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES
The components of accrued expenses and other liabilities are as follows:

	December 31,
	2020	2019

Accrued products and licenses costs	$96.4	$88.6
Marketing expenses payable	7.1	6.3
Income tax payable	11.9	—
Legal accrual	32.6	40.2
Other accrued expenses	48.8	42.9

	$196.8	$178.0